CONTINGENCIES AND COMMITMENTS	12 Months Ended
Aug. 31, 2021
Disclosure of contingent liabilities [abstract]
CONTINGENCIES AND COMMITMENTS [Text Block]

11. CONTINGENCIES AND COMMITMENTS

The Company's remaining minimum payments under its office and equipment lease agreements in Canada and South Africa total approximately $282 to February 2024.

From period end the Company's aggregate commitments are as follows:

Payments Due by Year
	< 1 Year	1 - 3 Years	4 - 5 Years	> 5 Years	Total
Lease Obligations	$120	$162	$-	$-	$282
Environmental Bonds	41	83	83	-	207
Discovery Drilling	266	-	-	-	266
Convertible Notes (Note 7)(1)	21,364	-	-	-	21,364
Sprott Facility (Note 6)(1)	10,578	-	-	-	10,578
Totals	$32,369	$245	$83	$-	$32,697

Notes:

(1) Includes unamortized deferred finance fees.

Africa Wide Legal Action

In April 2018, the Company completed a transaction whereby Maseve Investments 11 (Pty) Ltd. ("Maseve") was acquired (the "Maseve Sale Transaction") by Royal Bafokeng Platinum Ltd. ("RBPlats"). Maseve owned and operated the Maseve Mine. In September 2018, the Company reported receipt of a summons issued by Africa Wide Mineral Prospecting and Exploration Proprietary Limited ("Africa Wide") whereby Africa Wide instituted legal proceedings in South Africa against PTM RSA, RBPlats and Maseve in relation to the Maseve Sale Transaction. Africa Wide held 17.1% of the shares in Maseve prior to completion of the Maseve Sale Transaction. Africa Wide is seeking, at this late date, to set aside the closed Maseve Sale Transaction. RBPlats consulted with senior counsel, both during the negotiation of the Maseve Sale Transaction and in regard to the current Africa Wide legal proceedings. The Company has received legal advice to the effect that the Africa Wide action is factually and legally defective. Various statements and documents were filed during calendar 2021 and a trial to hear evidence occurred in the High Court of South Africa October 4 to October 8, 2021. Final Heads of Argument were filed on November 9, 2021 and final arguments are to be heard by the Court in January 2022.

Bank Advisory Fees Payable

Certain deferred bank advisory fees related to the Maseve Sale Transaction and the Implats Transaction became payable as soon as practicable after the Company repaid a $40 million secured loan facility due to Liberty Metals & Mining Holdings, LLC, which was repaid on August 21, 2019. During the year, the Company paid the deferred bank advisory fees in full.